UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafalgar Asset Managers Limited

Address:  66 CHILTERN STREET
          LONDON W1U 4JT
          United Kingdom

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Miller
Title:    Director
Phone:    +44-0-20-7499-1234

Signature, Place and Date of Signing:


 /s/ David Miller                    New York, New York      February 14, 2006
-------------------                ----------------------    -----------------
     [Signature]                        [City, State]            [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $101,887
                                        (thousands)

List of Other Included Managers: NONE

                                                  FORM 13F INFORMATION TABLE
                                               Trafalgar Asset Managers Limited
                                                       December 31, 2005

COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MGRS    SOLE    SHARED   NONE
--------------                --------------    -----     --------   -------   ---  ----  ----------   ----    ----    ------   ----
ACXIOM CORP                   COM              005125109   4,600     200,000    SH        SOLE         NONE    200,000
AMERITRADE HOLDING CORP NEW   COM              03074K100     166       6,900    SH        SOLE         NONE      6,900
BEVERLY ENTERPRISES INC       COM NEW          087851309   4,990     427,600    SH        SOLE         NONE    427,600
CARNIVAL CORP                 PAIRED CTF       143658300   2,072      38,760    SH        SOLE         NONE     38,760
CENTURYTEL INC                COM              156700106     832      25,100    SH        SOLE         NONE     25,100
DORAL FINL CORP               COM              25811P100     406      38,285    SH        SOLE         NONE     38,285
FEDERAL NATL MTG ASSN         COM              313586109   1,213      24,850    SH        SOLE         NONE     24,850
FORD MTR CO DEL               COM PAR $0.01    345370860     293      37,950    SH        SOLE         NONE     37,950
GUIDANT CORP                  COM              401698105   9,583     148,000    SH        SOLE         NONE    148,000
IMS HEALTH INC                COM              449934108     374      15,000    SH        SOLE         NONE     15,000
IVAX CORP                     COM              465823102  10,339     330,000    SH        SOLE         NONE    330,000
MAYTAG CORP                   COM              578592107  18,656     991,300    SH        SOLE         NONE    991,300
MBNA CORP                     COM              55262L100   2,452      90,000    SH        SOLE         NONE     90,000
NTL INC DEL                   COM              62940M104   7,775     114,200    SH        SOLE         NONE    114,200
NASDAQ 100 TR                 UNIT SER I       631100104   6,349     157,100    SH        SOLE         NONE    157,100
REEBOK INT LTD                COM              758110100   6,755     116,000    SH        SOLE         NONE    116,000
SCHOOL SPECIALTY INC          COM              807863105   1,275      35,000    SH        SOLE         NONE     35,000
SCIENTIFIC ATLANTA INC        COM              808655104   2,154      50,000    SH        SOLE         NONE     50,000
SCO GROUP INC                 COM              78403A106     593     150,000    SH        SOLE         NONE    150,000
SEARS HLDGS CORP              COM              812350106     751       6,500    SH        SOLE         NONE      6,500
SHURGARD STORAGE CTRS INC     COM              82567D104   6,941     122,400    SH        SOLE         NONE    122,400
TIME WARNER INC               COM              887317105  13,319     763,700    SH        SOLE         NONE    763,700

SK 03136 0005 643395